Portfolio of Investments
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a),(b),(c)
01/01/2029	0.000%	209,804	104,902
Total Corporate Bonds & Notes (Cost $209,805)			104,902

Exchange-Traded Fixed Income Funds 0.9%
	Shares	Value ($)
United States 0.9%
VanEck Vectors High-Yield Municipal Index ETF	110,000	6,771,600
Total Exchange-Traded Fixed Income Funds (Cost $6,869,489)		6,771,600

Municipal Bonds 95.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 2.0%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Communities LLC
Series 2019
01/01/2054	5.000%	1,500,000	1,342,740
Arizona Industrial Development Authority(d)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	7.750%	3,000,000	3,232,200
City of Phoenix Civic Improvement Corp.(e)
Revenue Bonds
Junior Lien Airport
Series 2019B
07/01/2044	4.000%	2,000,000	2,211,800
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2059	5.000%	1,000,000	1,112,120
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	1,200,000	1,343,664
02/15/2046	5.000%	1,500,000	1,652,175
Series 2018
02/15/2048	5.000%	230,000	261,241
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority(d)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,658,236
Total			14,814,176
California 7.2%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	500,000	600,920
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2040	5.000%	1,275,000	1,562,768
04/01/2041	5.000%	250,000	305,578
California Municipal Finance Authority(b),(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,547,745
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,303,510
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,172,550
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,858,407
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	20,000	20,626
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	548,500
Columbia High Yield Municipal Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Santa Maria Water & Wastewater(f)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,662,621
Compton Unified School District(f)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	2,216,999
Empire Union School District(f)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,659,223
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Subordinated Series 2014C
01/15/2043	4.000%	5,248,000	5,938,427
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	12,500,000	12,929,375
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	1,122,710
Hastings Campus Housing Finance Authority(d),(f)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,577,070
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	7,896,300
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,093,798
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,146,400
Total			52,200,227
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 5.0%
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	1,062,320
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	6,413,520
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	3,588,130
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	5,286,150
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	3,890,000	3,243,638
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	4,000,000	4,232,960
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	1,040,080
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,393,000	1,445,641
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,432,750
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,561,410
Transport Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021A-1
12/01/2051	5.000%	3,000,000	3,139,590
Total			36,446,189

2	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.5%
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,908,550
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2038	5.000%	1,000,000	1,219,510
Series 2018E
09/15/2037	5.000%	500,000	614,475
Total			3,742,535
District of Columbia 0.4%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	741,662
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,498,906
Total			3,240,568
Florida 8.1%
Capital Trust Agency, Inc.(b),(d)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	1,190,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,420,000
Capital Trust Agency, Inc.(d)
Revenue Bonds
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	3,500,000	3,945,935
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,667,610
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,317,370
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tampa(f)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	522,288
County of Broward Airport System(e)
Revenue Bonds
Series 2019A
10/01/2049	4.000%	700,000	771,708
County of Miami-Dade
Prerefunded 10/01/22 Revenue Bonds
Subordinated Series 2012B
10/01/2037	5.000%	1,530,000	1,647,106
County of Miami-Dade(f)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	5,128,900
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	3,000,000	3,586,980
County of Osceola Transportation(f)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	628,796
Series 2020A-2
10/01/2046	0.000%	3,175,000	1,319,181
10/01/2048	0.000%	2,000,000	769,180
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	2,388,606
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	2,139,200
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,482,610
Florida Development Finance Corp.(d),(e)
Revenue Bonds
Green Bonds - Brightline Florida Passenger Rail Project
Series 2020
01/01/2049	7.375%	3,000,000	2,902,020
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/2043	6.125%	2,000,000	2,068,400

Columbia High Yield Municipal Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013A
06/15/2044	8.500%	3,000,000	3,365,340
Greater Orlando Aviation Authority(e)
Revenue Bonds
Series 2019A
10/01/2054	5.000%	1,500,000	1,793,925
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2042	5.125%	750,000	753,015
Orange County Industrial Development Authority(b),(d),(e)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018A
07/01/2048	0.000%	4,100,000	307,500
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2042	5.000%	2,000,000	2,397,580
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,349,150
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,837,850
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2054	5.750%	2,525,000	2,506,164
St. Johns County Industrial Development Authority(b)
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	0.000%	3,725,000	2,607,500
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,154
Total			59,099,068
Georgia 2.4%
City of Atlanta Department of Aviation(e)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2037	4.000%	1,710,000	1,947,810
07/01/2040	4.000%	1,000,000	1,130,190
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,427,910
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	1,155,000	1,221,944
Georgia State Road & Tollway Authority(d),(g)
Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	3,946,846
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	406,798
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,961,030
Savannah Economic Development Authority
Prerefunded 01/01/24 Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	4,157,685
Total			17,200,213
Idaho 0.5%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	3,401,280
Illinois 10.3%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,809,760
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,931,317
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,192,480

4	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A
12/01/2041	5.000%	1,110,000	1,133,177
Series 2012A
12/01/2042	5.000%	1,000,000	1,044,930
Series 2016B
12/01/2046	6.500%	1,500,000	1,805,025
Series 2018D
12/01/2046	5.000%	5,000,000	5,318,750
Series 2021A
12/01/2041	5.000%	1,400,000	1,641,178
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2035	5.000%	500,000	603,565
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	5,000,000	5,854,400
Revenue Bonds
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	925,712
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,211,530
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,829,561
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,104,150
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,151,020
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	648,000	650,845
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2042	5.000%	2,500,000	3,018,350
06/15/2050	4.000%	1,200,000	1,321,260
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	1,250,000	1,457,475
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	2,000,000	2,146,100
Series 2016
01/01/2041	5.000%	3,830,000	4,179,985
Series 2017A
12/01/2035	5.000%	1,345,000	1,529,144
12/01/2038	5.000%	3,000,000	3,385,980
Series 2018A
05/01/2032	5.000%	2,500,000	2,895,900
05/01/2040	5.000%	4,000,000	4,531,360
05/01/2041	5.000%	3,910,000	4,418,691
05/01/2042	5.000%	2,800,000	3,155,600
05/01/2043	5.000%	3,000,000	3,374,850
Series 2020
05/01/2039	5.500%	570,000	692,071
05/01/2045	5.750%	750,000	916,432
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,159,510
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	559,000	559,330
Total			74,949,438
Iowa 1.4%
Iowa Finance Authority
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,007,801	2,138,388
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,740,000	1,978,798
05/15/2048	5.000%	2,475,000	2,788,979
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	3,338,656

Columbia High Yield Municipal Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Finance Authority(b)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/2056	0.000%	401,062	5,013
Total			10,249,834
Kansas 0.9%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	3,316,800
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	3,800,000	3,543,576
Total			6,860,376
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,071,790
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2037	5.000%	1,500,000	1,800,090
Total			2,871,880
Louisiana 1.5%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	30,241
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,145,290
Louisiana Public Facilities Authority(e)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	4,420,000	4,630,127
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. James(d)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,740,375
Total			10,546,033
Maryland 1.0%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	4,000,000	4,656,880
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,880,252
Total			7,537,132
Massachusetts 1.4%
Massachusetts Development Finance Agency(d)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,187,760
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,166,920
Massachusetts Development Finance Agency(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	1,169,166	196,630
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,582,710
Series 2016J
07/01/2033	3.500%	1,620,000	1,648,577
Series 2018B
07/01/2034	3.625%	2,555,000	2,654,390
Total			10,436,987
Michigan 2.2%
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,375,000	1,468,363

6	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Detroit Water Supply System
Prerefunded 07/01/21 Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,445,000	1,469,435
Series 2011C
07/01/2041	5.000%	1,025,000	1,041,492
Michigan Finance Authority(f)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	4,628,250
Michigan Finance Authority
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	600,000	670,416
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	415,000	512,770
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	5,000,000	5,954,800
Total			15,745,526
Minnesota 1.4%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,299,590
07/01/2050	6.125%	1,500,000	1,398,795
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,970,000	1,853,061
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	509,360
05/01/2051	5.000%	1,500,000	1,517,940
Minneapolis/St. Paul Housing Finance Board(e)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA)
12/01/2038	5.000%	79	79
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,245,000	1,864,989
Total			10,443,814
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,124,635
Series 1992B
04/01/2022	6.700%	230,000	244,699
Total			2,369,334
Missouri 1.4%
Kansas City Industrial Development Authority(d)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,900,000	1,910,963
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	4,841,865
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,088,170
Total			9,840,998
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,234,716
Nebraska 0.7%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,325,850

Columbia High Yield Municipal Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 1.0%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	513,458
City of Reno(d),(f)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	18,500,000	2,851,035
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,647,063
Series 2018A
12/15/2048	5.000%	1,500,000	1,568,655
Total			7,580,211
New Hampshire 1.1%
New Hampshire Business Finance Authority(d),(e)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/40)
07/01/2045	3.750%	1,855,000	1,915,621
New Hampshire Business Finance Authority(d)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,821,438
New Hampshire Health and Education Facilities Authority Act(b)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	2,500,000	1,875,000
Total			7,612,059
New Jersey 5.4%
Middlesex County Improvement Authority(b)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
New Jersey Economic Development Authority
Prerefunded 06/15/24 Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	280,000	322,302
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	25,000	29,982
Revenue Bonds
New Jersey Transit Transportation Project
Series 2020A
11/01/2044	4.000%	2,000,000	2,173,040
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,200,000	1,413,636
Unrefunded Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,220,000	1,334,448
Series 2015WW
06/15/2040	5.250%	350,000	395,154
New Jersey Economic Development Authority(e)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,081,220
New Jersey Higher Education Student Assistance Authority(e)
Revenue Bonds
Subordinated Series 2013-1B
12/01/2043	4.750%	5,000,000	5,194,800
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2029	5.000%	3,000,000	3,519,810
Transportation System
Series 2018A
12/15/2036	5.000%	2,500,000	2,971,350
Series 2019
12/15/2039	5.000%	640,000	763,853
Revenue Bonds
Series 2019BB
06/15/2044	5.000%	1,000,000	1,165,160
06/15/2050	5.000%	4,945,000	5,722,305
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,941,205
Series 2019
06/15/2046	5.000%	5,000,000	5,807,000
South Jersey Port Corp.(e)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	600,000	675,390

8	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2032	4.000%	1,000,000	1,210,070
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	973,159
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,183,567
Total			38,877,464
New York 4.6%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,472,847
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	825,512
Taxable International Leadership
Series 2016
07/01/2021	5.000%	20,000	19,988
Glen Cove Local Economic Assistance Corp.(g)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,675,200
Jefferson County Industrial Development Agency(d),(e)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,620,000	1,560,578
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019D-1
09/01/2022	5.000%	2,000,000	2,123,540
BAN Series 2019F
11/15/2022	5.000%	1,200,000	1,284,156
Green Bonds
Series 2020C-1
11/15/2055	5.250%	4,000,000	4,797,200
Nassau County Tobacco Settlement Corp.(f)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,565,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(e)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,481,737
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	5,500,000	6,670,070
10/01/2045	4.375%	2,500,000	2,858,175
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2046	4.000%	3,000,000	3,207,480
Total			33,541,733
North Carolina 2.6%
Durham Housing Authority(e)
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,891,761	3,164,049
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	3,500,000	3,860,325
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,425,162
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,122,240
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	3,183,202
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,375,500
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,536,822
North Carolina Turnpike Authority(f)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	1,073,225
Total			18,740,525

Columbia High Yield Municipal Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota 0.4%
City of Fargo
Prerefunded 11/01/21 Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/2031	6.250%	2,500,000	2,598,575
Ohio 3.2%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	10,500,000	11,814,075
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	1,875,000	1,997,925
Hickory Chase Community Authority(d)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,410,000	1,490,158
Lake County Port & Economic Development Authority(b),(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	1,960,000
Ohio Air Quality Development Authority(e)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	527,450
Ohio Air Quality Development Authority(d),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	555,080
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
12/31/2039	5.000%	4,100,000	4,625,866
Total			22,970,554
Oregon 0.8%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	1,052,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,300,374
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	1,265,000	1,345,289
Total			5,697,813
Pennsylvania 3.6%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,543,378
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,753,550
Dauphin County Industrial Development Authority(e)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,815,552
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	2,004,614
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,106,140
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,693,264
Pennsylvania Economic Development Financing Authority(b),(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	2,062,500
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,650,000	1,911,047
06/30/2042	5.000%	3,700,000	4,259,921

10	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,147,190
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,910,055
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,132,850
Total			26,340,061
Puerto Rico 3.7%
Commonwealth of Puerto Rico(b),(h)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	9,600,000	7,452,000
Puerto Rico Electric Power Authority(b),(h)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,800,000
Series 2010XX
07/01/2040	0.000%	7,000,000	6,317,500
Puerto Rico Sales Tax Financing Corp.(f),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	28,500,000	8,726,415
Puerto Rico Sales Tax Financing Corp. Sales Tax(h)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	2,000,000	2,210,080
Total			26,505,995
Rhode Island 0.2%
Rhode Island Student Loan Authority(e)
Refunding Revenue Bonds
Series 2018A
12/01/2034	3.500%	1,485,000	1,528,629
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	1,000,000	1,239,160
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	758,377
05/01/2048	5.125%	1,500,000	1,517,805
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,424,320
Total			7,939,662
Tennessee 1.5%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	5,000,000	4,976,650
Tennessee Housing Development Agency
Revenue Bonds
Issue 3
Series 2018
07/01/2043	3.850%	5,700,000	6,020,169
Total			10,996,819
Texas 6.1%
City of Houston Airport System(e)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	2,350,000	2,733,755
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	1,600,000	1,774,512
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,971,730
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	7.250%	3,500,000	3,078,670
Cardinal Bay Senior Living/Village on the Park
Series 2016
07/01/2046	5.000%	2,630,000	1,884,237
Series 2016A-1
07/01/2046	5.000%	950,000	954,341
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	865,000
Series 2015A
07/01/2047	5.000%	1,000,000	860,000

Columbia High Yield Municipal Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	1,053,320
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	3,585,000	3,608,267
Port Beaumont Navigation District(d),(e)
Refunding Revenue Bonds
Jefferson Golf Coast Energy Project
Series 2020A
01/01/2050	4.000%	2,000,000	2,056,460
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	1,067,210
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,177,760
Sanger Industrial Development Corp.(b),(d),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.(b)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	2,380,770
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	1,000,000	1,132,820
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	6,300,000	7,471,863
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,409,837
12/31/2055	5.000%	3,515,000	3,918,206
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	573,100
Total			44,209,358
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.3%
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A
07/01/2037	5.000%	2,000,000	2,356,860
Virginia 3.9%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,542,654
City of Chesapeake Expressway Toll Road(g)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	7,750,704
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,295,676
Mosaic District Community Development Authority
Prerefunded 03/01/21 Special Assessment Bonds
Series 2011A
03/01/2036	6.875%	2,500,000	2,500,000
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	5,000,000	5,027,450
Virginia Small Business Financing Authority(e)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	7,925,000	9,132,770
Total			28,249,254
Washington 4.0%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	3,825,000	3,908,117
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,650,234
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,377,475
12/01/2045	6.250%	2,500,000	2,745,500

12	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,220,000	1,220,598
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,184,250
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	4,850,000	5,209,433
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	5,000,000	5,445,200
Total			28,740,807
Wisconsin 3.0%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,952,127
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	4,672,945
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,445,314
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	2,615,575
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Center District(f)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	3,947,940
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	3,119,550
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	920,637
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	750,000	782,438
Total			21,456,526
Total Municipal Bonds (Cost $665,887,553)			695,499,079

Money Market Funds 2.4%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(i)	205,356	205,335
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(i)	17,379,127	17,379,127
Total Money Market Funds (Cost $17,584,483)		17,584,462
Total Investments in Securities (Cost $690,551,330)		719,960,043
Other Assets & Liabilities, Net		6,535,482
Net Assets		$726,495,525

At February 28, 2021, securities and/or cash totaling $406,250 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(325)	06/2021	USD	(43,133,594)	491,928	—
Columbia High Yield Municipal Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $104,902, which represents 0.01% of total net assets.
(b)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2021, the total value of these securities amounted to $32,621,887, which represents 4.49% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $100,256,748, which represents 13.80% of total net assets.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Zero coupon bond.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2021.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2021, the total value of these securities amounted to $26,505,995, which represents 3.65% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia High Yield Municipal Fund | Quarterly Report 2021

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